Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 37,105	$ 26,317	$ 19,001
Increases in tax positions taken in current year	16,054	13,705	8,750
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(9,395)	(2,917)	(1,434)
Balance, end of year	$ 43,764	$ 37,105	$ 26,317